Composition Of Certain Financial Statement Captions (Tables)	12 Months Ended
Jan. 31, 2011
Composition Of Certain Financial Statement Captions
Schedule Of Certain Financial Statement Captions

	January 31
	2011	2010
	as adjusted (in millions)
Receivables, net:
Billed and billable receivables	$1,567	$1,540
Unbillable receivables, including contract retentions	511	483
Less allowance for doubtful accounts	(9)	(10)

	$2,069	$2,013

Inventory, prepaid expenses and other current assets:
Inventories	$116	$125
Prepaid expenses	42	35
Restricted cash	38	28
Deferred income taxes	41	32
Assets held for sale	39	6
Prepaid income taxes and tax refunds	59	19
Other	47	37

	$382	$282

Property, plant and equipment, net:
Computers and other equipment	$289	$263
Buildings and improvements	185	220
Leasehold improvements	185	168
Office furniture and fixtures	55	58
Land	33	44
Construction in progress	10	7

	757	760
Less accumulated depreciation and amortization	(398)	(373)

	$359	$387

Accounts payable and accrued liabilities:
Accounts payable	$457	$484
Accrued liabilities for materials, subcontractors and other items*	630	540
Collections in excess of revenues on uncompleted contracts and deferred revenue	118	148

	$1,205	$1,172

Accrued payroll and employee benefits:
Salaries, bonuses and amounts withheld from employees' compensation	$252	$228
Accrued vacation	247	245
Accrued contributions to employee benefit plans	12	18

	$511	$491

Other long-term liabilities:
Accrued pension liabilities	$20	$42
Deferred compensation	35	39
Liabilities for uncertain tax positions	25	34
Other	55	80

	$135	$195

*	Includes accrued stock repurchases of $7 million and $24 million as of January 31, 2011 and 2010, respectively, which are the sole obligations of SAIC and not reflected in Science Applications' consolidated balance sheet.